Distribution Date:	07/17/24	Wells Fargo Commercial Mortgage Trust 2021-C60
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2021-C60

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Bond / Collateral Reconciliation - Balances	10		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	19-21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	24				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	26	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003DBA5	0.733000%	17,659,000.00	4,784,517.13	3,427,271.67	2,922.54	0.00	0.00	3,430,194.21	1,357,245.46	99.81%	97.64%
A-2	95003DBB3	2.042000%	45,569,000.00	45,569,000.00	0.00	77,543.25	0.00	0.00	77,543.25	45,569,000.00	93.57%	91.55%
A-SB	95003DBR8	2.130000%	24,458,000.00	24,458,000.00	0.00	43,412.95	0.00	0.00	43,412.95	24,458,000.00	90.22%	88.29%
A-3	95003DBD9	2.061000%	121,000,000.00	121,000,000.00	0.00	207,817.50	0.00	0.00	207,817.50	121,000,000.00	73.63%	72.12%
A-4	95003DBJ6	2.342000%	315,357,000.00	315,357,000.00	0.00	615,471.75	0.00	0.00	615,471.75	315,357,000.00	30.41%	30.00%
A-S	95003DCG1	2.547000%	58,019,000.00	58,019,000.00	0.00	123,145.33	0.00	0.00	123,145.33	58,019,000.00	22.46%	22.25%
B	95003DBW7	2.730000%	34,624,000.00	34,624,000.00	0.00	78,769.60	0.00	0.00	78,769.60	34,624,000.00	17.72%	17.63%
C	95003DCB2	2.738000%	29,010,000.00	29,010,000.00	0.00	66,191.15	0.00	0.00	66,191.15	29,010,000.00	13.74%	13.75%
D	95003DAC2	2.500000%	11,192,000.00	11,192,000.00	0.00	23,316.67	0.00	0.00	23,316.67	11,192,000.00	12.21%	12.26%
E-RR	95003DAF5	3.741491%	14,074,000.00	14,074,000.00	0.00	43,881.45	0.00	0.00	43,881.45	14,074,000.00	10.28%	10.38%
F-RR	95003DAH1	3.741491%	17,780,000.00	17,780,000.00	0.00	55,436.42	0.00	0.00	55,436.42	17,780,000.00	7.84%	8.00%
G-RR	95003DAK4	3.741491%	9,358,000.00	9,358,000.00	0.00	29,177.39	0.00	0.00	29,177.39	9,358,000.00	6.56%	6.75%
H-RR	95003DAM0	3.741491%	9,358,000.00	9,358,000.00	0.00	29,177.39	0.00	0.00	29,177.39	9,358,000.00	5.28%	5.50%
J-RR	95003DAP3	3.741491%	7,486,000.00	7,486,000.00	0.00	23,340.67	0.00	0.00	23,340.67	7,486,000.00	4.25%	4.50%
K-RR	95003DAR9	3.741491%	8,422,000.00	8,422,000.00	0.00	26,259.03	0.00	0.00	26,259.03	8,422,000.00	3.10%	3.38%
L-RR	95003DAT5	3.741491%	11,230,000.00	11,230,000.00	0.00	35,014.12	0.00	0.00	35,014.12	11,230,000.00	1.56%	1.88%
M-RR*	95003DAV0	3.741491%	14,037,042.00	14,037,042.00	0.00	112,336.14	0.00	2,662,592.35	112,336.14	11,374,449.65	0.00%	0.00%
R	95003DAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95003DAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			748,633,042.00	735,758,559.13	3,427,271.67	1,593,213.35	0.00	2,662,592.35	5,020,485.02	729,668,695.11

X-A	95003DBP2	1.517955%	524,043,000.00	511,168,517.13	0.00	646,608.93	0.00	0.00	646,608.93	507,741,245.46
X-B	95003DBQ0	1.096860%	121,653,000.00	121,653,000.00	0.00	111,196.91	0.00	0.00	111,196.91	121,653,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	95003DAA6	1.241491%	11,192,000.00	11,192,000.00	0.00	11,578.97	0.00	0.00	11,578.97	11,192,000.00
Notional SubTotal			656,888,000.00	644,013,517.13	0.00	769,384.81	0.00	0.00	769,384.81	640,586,245.46

Deal Distribution Total					3,427,271.67	2,362,598.16	0.00	2,662,592.35	5,789,869.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003DBA5	270.93930177	194.08073334	0.16549861	0.00000000	0.00000000	0.00000000	0.00000000	194.24623195	76.85856844
A-2	95003DBB3	1,000.00000000	0.00000000	1.70166670	0.00000000	0.00000000	0.00000000	0.00000000	1.70166670	1,000.00000000
A-SB	95003DBR8	1,000.00000000	0.00000000	1.77500000	0.00000000	0.00000000	0.00000000	0.00000000	1.77500000	1,000.00000000
A-3	95003DBD9	1,000.00000000	0.00000000	1.71750000	0.00000000	0.00000000	0.00000000	0.00000000	1.71750000	1,000.00000000
A-4	95003DBJ6	1,000.00000000	0.00000000	1.95166668	0.00000000	0.00000000	0.00000000	0.00000000	1.95166668	1,000.00000000
A-S	95003DCG1	1,000.00000000	0.00000000	2.12250004	0.00000000	0.00000000	0.00000000	0.00000000	2.12250004	1,000.00000000
B	95003DBW7	1,000.00000000	0.00000000	2.27500000	0.00000000	0.00000000	0.00000000	0.00000000	2.27500000	1,000.00000000
C	95003DCB2	1,000.00000000	0.00000000	2.28166667	0.00000000	0.00000000	0.00000000	0.00000000	2.28166667	1,000.00000000
D	95003DAC2	1,000.00000000	0.00000000	2.08333363	0.00000000	0.00000000	0.00000000	0.00000000	2.08333363	1,000.00000000
E-RR	95003DAF5	1,000.00000000	0.00000000	3.11790891	0.00000000	0.00000000	0.00000000	0.00000000	3.11790891	1,000.00000000
F-RR	95003DAH1	1,000.00000000	0.00000000	3.11790889	0.00000000	0.00000000	0.00000000	0.00000000	3.11790889	1,000.00000000
G-RR	95003DAK4	1,000.00000000	0.00000000	3.11790874	0.00000000	0.00000000	0.00000000	0.00000000	3.11790874	1,000.00000000
H-RR	95003DAM0	1,000.00000000	0.00000000	3.11790874	0.00000000	0.00000000	0.00000000	0.00000000	3.11790874	1,000.00000000
J-RR	95003DAP3	1,000.00000000	0.00000000	3.11790943	0.00000000	0.00000000	0.00000000	0.00000000	3.11790943	1,000.00000000
K-RR	95003DAR9	1,000.00000000	0.00000000	3.11790905	0.00000000	0.00000000	0.00000000	0.00000000	3.11790905	1,000.00000000
L-RR	95003DAT5	1,000.00000000	0.00000000	3.11790917	0.00000000	0.00000000	0.00000000	0.00000000	3.11790917	1,000.00000000
M-RR	95003DAV0	1,000.00000000	0.00000000	8.00283564	(4.88492661)	16.63373523	0.00000000	189.68329296	8.00283564	810.31670704
R	95003DAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95003DAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003DBP2	975.43239225	0.00000000	1.23388525	0.00000000	0.00000000	0.00000000	0.00000000	1.23388525	968.89233414
X-B	95003DBQ0	1,000.00000000	0.00000000	0.91404988	0.00000000	0.00000000	0.00000000	0.00000000	0.91404988	1,000.00000000
X-D	95003DAA6	1,000.00000000	0.00000000	1.03457559	0.00000000	0.00000000	0.00000000	0.00000000	1.03457559	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/24 - 06/30/24	30	0.00	2,922.54	0.00	2,922.54	0.00	0.00	0.00	2,922.54	0.00
A-2	06/01/24 - 06/30/24	30	0.00	77,543.25	0.00	77,543.25	0.00	0.00	0.00	77,543.25	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	43,412.95	0.00	43,412.95	0.00	0.00	0.00	43,412.95	0.00
A-3	06/01/24 - 06/30/24	30	0.00	207,817.50	0.00	207,817.50	0.00	0.00	0.00	207,817.50	0.00
A-4	06/01/24 - 06/30/24	30	0.00	615,471.75	0.00	615,471.75	0.00	0.00	0.00	615,471.75	0.00
X-A	06/01/24 - 06/30/24	30	0.00	646,608.93	0.00	646,608.93	0.00	0.00	0.00	646,608.93	0.00
X-B	06/01/24 - 06/30/24	30	0.00	111,196.91	0.00	111,196.91	0.00	0.00	0.00	111,196.91	0.00
A-S	06/01/24 - 06/30/24	30	0.00	123,145.33	0.00	123,145.33	0.00	0.00	0.00	123,145.33	0.00
B	06/01/24 - 06/30/24	30	0.00	78,769.60	0.00	78,769.60	0.00	0.00	0.00	78,769.60	0.00
C	06/01/24 - 06/30/24	30	0.00	66,191.15	0.00	66,191.15	0.00	0.00	0.00	66,191.15	0.00
X-D	06/01/24 - 06/30/24	30	0.00	11,578.97	0.00	11,578.97	0.00	0.00	0.00	11,578.97	0.00
D	06/01/24 - 06/30/24	30	0.00	23,316.67	0.00	23,316.67	0.00	0.00	0.00	23,316.67	0.00
E-RR	06/01/24 - 06/30/24	30	0.00	43,881.45	0.00	43,881.45	0.00	0.00	0.00	43,881.45	0.00
F-RR	06/01/24 - 06/30/24	30	0.00	55,436.42	0.00	55,436.42	0.00	0.00	0.00	55,436.42	0.00
G-RR	06/01/24 - 06/30/24	30	0.00	29,177.39	0.00	29,177.39	0.00	0.00	0.00	29,177.39	0.00
H-RR	06/01/24 - 06/30/24	30	0.00	29,177.39	0.00	29,177.39	0.00	0.00	0.00	29,177.39	0.00
J-RR	06/01/24 - 06/30/24	30	0.00	23,340.67	0.00	23,340.67	0.00	0.00	0.00	23,340.67	0.00
K-RR	06/01/24 - 06/30/24	30	0.00	26,259.03	0.00	26,259.03	0.00	0.00	0.00	26,259.03	0.00
L-RR	06/01/24 - 06/30/24	30	0.00	35,014.12	0.00	35,014.12	0.00	0.00	0.00	35,014.12	0.00
M-RR	06/01/24 - 06/30/24	30	301,119.50	43,766.22	0.00	43,766.22	(68,569.92)	0.00	0.00	112,336.14	233,488.44
Totals			301,119.50	2,294,028.24	0.00	2,294,028.24	(68,569.92)	0.00	0.00	2,362,598.16	233,488.44

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (EC)	95003DBD9	2.061000%	121,000,000.00	121,000,000.00	0.00	207,817.50	0.00	0.00	207,817.50	121,000,000.00
A-4 (EC)	95003DBJ6	2.342000%	315,357,000.00	315,357,000.00	0.00	615,471.75	0.00	0.00	615,471.75	315,357,000.00
A-S (EC)	95003DCG1	2.547000%	58,019,000.00	58,019,000.00	0.00	123,145.33	0.00	0.00	123,145.33	58,019,000.00
B (EC)	95003DBW7	2.730000%	34,624,000.00	34,624,000.00	0.00	78,769.60	0.00	0.00	78,769.60	34,624,000.00
C (EC)	95003DCB2	2.738000%	29,010,000.00	29,010,000.00	0.00	66,191.15	0.00	0.00	66,191.15	29,010,000.00
Regular Interest Total			558,010,000.00	558,010,000.00	0.00	1,091,395.33	0.00	0.00	1,091,395.33	558,010,000.00

Exchangeable Certificate Details
A-3-1	95003DBE7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95003DBF4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95003DBG2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95003DBH0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	95003DBK3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003DBL1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003DBM9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003DBN7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	95003DBS6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003DBU1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003DBV9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	95003DBX5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003DBT4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003DBY3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	9500D3BZ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003DCA4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	95003DCC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003DCD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003DCE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003DCF3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	95003DBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	95003DBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	95003DBK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003DBL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003DBS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003DBX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003DBY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003DBT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95003DCC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003DCD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	95003DBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	95003DBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	95003DBM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003DBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003DBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003DBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	9500D3BZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003DCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003DCE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003DCF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	5,789,869.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,305,791.43	Master Servicing Fee	4,037.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,810.66
Interest Adjustments	(35.02)	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.57
ARD Interest	0.00	Operating Advisor Fee	1,134.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	183.94
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,305,756.41	Total Fees	11,763.21

Principal		Expenses/Reimbursements
Scheduled Principal	326,321.86	Reimbursement for Interest on Advances	111.73
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	3,090,368.55	Special Servicing Fees (Monthly)	(68,716.67)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	10,581.26	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,427,271.67	Total Expenses/Reimbursements	(68,604.94)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,362,598.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,427,271.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,789,869.83
Total Funds Collected	5,733,028.08	Total Funds Distributed	5,733,028.10

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	735,758,559.71	735,758,559.71	Beginning Certificate Balance	735,758,559.13
(-) Scheduled Principal Collections	326,321.86	326,321.86	(-) Principal Distributions	3,427,271.67
(-) Unscheduled Principal Collections	3,090,368.55	3,090,368.55	(-) Realized Losses	2,662,592.35
(-) Principal Adjustments (Cash)	10,581.26	10,581.26	Realized Loss and Realized Loss Adjustments on Collateral	2,662,592.93
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,662,592.93	2,662,592.93	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	729,668,695.11	729,668,695.11	Certificate Other Adjustments**	(0.58)
Beginning Actual Collateral Balance	736,021,332.07	736,021,332.07	Ending Certificate Balance	729,668,695.11
Ending Actual Collateral Balance	729,853,518.07	729,853,518.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.58)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.58
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP	Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP
1,000,000 or less	1	847,058.00	0.12%	84	4.3900	2.201800	1.75 or less	10	103,162,716.27	14.14%	81	4.3271	1.451209
1,000,001 to 2,000,000	1	2,000,000.00	0.27%	84	2.8500	7.194300	1.76 to 2.00	11	93,963,112.78	12.88%	71	4.0007	1.925012
2,000,001 to 3,000,000	3	6,597,987.16	0.90%	82	4.2925	2.169952	2.01 to 2.25	12	88,876,102.03	12.18%	80	4.1533	2.123558
3,000,001 to 4,000,000	7	23,033,758.95	3.16%	83	4.4000	2.248685	2.26 to 2.50	4	61,834,350.13	8.47%	84	3.9733	2.435066
4,000,001 to 5,000,000	7	33,235,513.63	4.55%	80	3.7940	2.576914	2.51 to 2.75	4	132,400,000.00	18.15%	83	3.4155	2.641006
5,000,001 to 6,000,000	6	32,712,983.15	4.48%	83	4.5024	2.760404	2.76 to 3.00	5	43,491,905.13	5.96%	82	4.1295	2.845671
6,000,001 to 7,000,000	5	32,025,078.13	4.39%	83	4.5922	1.791325	3.01 or greater	13	134,147,643.40	18.38%	70	3.2020	4.008811
7,000,001 to 8,000,000	4	30,382,643.40	4.16%	66	3.9960	2.641516	Totals	63	729,668,695.11	100.00%	78	3.7532	2.542468
8,000,001 to 10,000,000	5	43,296,449.12	5.93%	79	4.0253	2.606785
10,000,001 to 15,000,000	6	70,080,709.31	9.60%	84	3.5631	2.588469
15,000,001 to 20,000,000	7	132,710,337.59	18.19%	62	3.4120	2.925506
20,000,001 to 30,000,000	7	171,844,101.45	23.55%	82	3.6655	2.292265
30,000,001 to 50,000,000	2	85,000,000.00	11.65%	83	3.8549	2.559748
50,000,001 or greater	1	60,000,000.00	8.22%	84	3.2300	2.614000
Totals	63	729,668,695.11	100.00%	78	3.7532	2.542468
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP	Totals	105	729,668,695.11	100.00%	78	3.7532	2.542468
Arizona	7	66,789,254.86	9.15%	81	3.7013	2.633138
									Property Type³
Arkansas	1	7,260,000.00	0.99%	84	3.0218	3.645600
California	19	142,029,633.08	19.46%	82	3.6833	2.784773		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	10,607,847.51	1.45%	84	3.8500	1.757800		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	26,825,490.44	3.68%	67	4.3427	2.316934	Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP
Georgia	1	5,167,719.63	0.71%	82	7.0680	2.987400	Industrial	20	122,440,542.95	16.78%	84	3.2884	2.913898
Idaho	1	864,492.18	0.12%	23	2.9000	4.211800	Lodging	4	27,486,158.65	3.77%	63	5.1299	2.352276
Illinois	9	41,500,000.00	5.69%	82	4.0607	2.406289	Mixed Use	2	29,111,158.81	3.99%	84	4.6188	1.328825
Indiana	1	3,124,897.07	0.43%	83	4.7400	2.214200	Mobile Home Park	3	8,960,263.52	1.23%	83	4.4951	2.424261
Iowa	1	18,810,337.59	2.58%	24	3.3580	1.983900	Multi-Family	32	161,860,087.13	22.18%	83	4.0157	2.143202
Kansas	1	4,674,185.50	0.64%	82	3.8800	2.875500	Office	6	127,120,887.80	17.42%	79	3.0684	3.108059
Louisiana	4	26,876,381.04	3.68%	76	3.3861	3.744718	Other	2	16,123,511.67	2.21%	84	3.6601	1.922503
Michigan	1	847,058.00	0.12%	84	4.3900	2.201800	Retail	27	209,439,062.27	28.70%	70	3.6861	2.458342
Minnesota	1	3,350,000.00	0.46%	82	4.1500	1.998400	Self Storage	8	52,540,000.00	7.20%	83	4.0663	3.137321
New Jersey	2	6,923,103.74	0.95%	78	4.6932	1.950806	Totals	105	729,668,695.11	100.00%	78	3.7532	2.542468
New York	21	174,882,511.67	23.97%	78	3.3336	2.458880
North Carolina	5	11,671,014.84	1.60%	83	4.3648	2.290273
North Dakota	1	22,750,000.00	3.12%	84	4.3400	1.950300
Ohio	4	33,241,097.82	4.56%	65	4.1376	2.127484
Pennsylvania	4	68,783,753.53	9.43%	83	3.2643	2.677212
South Carolina	2	8,061,392.83	1.10%	73	4.8628	2.464972
Tennessee	3	6,736,311.32	0.92%	63	3.0863	4.043950
Texas	6	28,699,877.68	3.93%	82	4.0252	2.972061
Virginia	3	34,605,312.47	4.74%	82	4.0006	1.969948

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP	Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP
	3.500% or less	18	292,518,199.39	40.09%	73	3.1178	3.116812	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	5	108,832,942.64	14.92%	81	3.6816	2.518046	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	121,206,033.01	16.61%	82	3.8993	2.321283	25 months to 36 months	23	330,800,867.44	45.34%	79	3.8075	2.359154
	4.001% to 4.250%	7	32,510,294.39	4.46%	82	4.0730	1.845692	37 months to 48 months	35	352,031,959.58	48.25%	78	3.6763	2.811420
	4.251% to 4.500%	10	64,185,503.95	8.80%	77	4.3837	1.964936	49 months or greater	4	40,933,792.87	5.61%	67	3.7970	1.872738
	4.501% to 4.750%	8	63,604,848.75	8.72%	80	4.6519	1.749157	Totals	63	729,668,695.11	100.00%	78	3.7532	2.542468
	4.751% to 5.000%	3	28,979,075.38	3.97%	83	4.9059	1.809538
	5.001% or greater	2	11,929,722.38	1.63%	83	6.0319	2.501012
	Totals	63	729,668,695.11	100.00%	78	3.7532	2.542468
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP	Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP
	60 months or less	3	45,932,980.99	6.30%	24	3.3056	3.140293	Interest Only	33	449,877,386.13	61.66%	79	3.4493	2.842778
	61 months or greater	59	677,833,638.90	92.90%	82	3.7727	2.511730	240 months or less	1	5,167,719.63	0.71%	82	7.0680	2.987400
	Totals	63	729,668,695.11	100.00%	78	3.7532	2.542468	241 months to 300 months	2	6,354,601.90	0.87%	82	4.5824	1.826814
								301 months or greater	26	262,366,912.23	35.96%	76	4.1609	2.061350
								Totals	63	729,668,695.11	100.00%	78	3.7532	2.542468
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,902,075.22	0.81%	82	4.9900	NAP			No outstanding loans in this group
Underwriter's Information		5	40,918,441.42	5.61%	80	3.3089	3.224478
	12 months or less	56	678,348,178.47	92.97%	78	3.7634	2.515681
	13 months or greater	1	4,500,000.00	0.62%	66	4.6340	1.851200
	Totals	63	729,668,695.11	100.00%	78	3.7532	2.542468
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310957748	IN	Lansdale	PA	Actual/360	3.230%	161,500.00	0.00	0.00	N/A	07/11/31	--	60,000,000.00	60,000,000.00	07/11/24
1A	310958913	IN	Lansdale	PA	Actual/360	3.230%	13,458.33	0.00	0.00	N/A	07/11/31	--	5,000,000.00	5,000,000.00	07/11/24
2	324091008	OF	New York	NY	Actual/360	2.692%	67,302.50	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	07/06/24
2A	324091010	OF	New York	NY	Actual/360	2.692%	44,868.33	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	07/06/24
3	300572200	RT	Malibu	CA	Actual/360	3.750%	150,000.00	0.00	0.00	N/A	05/06/31	--	48,000,000.00	48,000,000.00	07/06/24
4	325100004	MF	DeKalb	IL	Actual/360	3.991%	123,055.83	0.00	0.00	N/A	07/06/31	--	37,000,000.00	37,000,000.00	07/06/24
5	610955554	OF	Torrance	CA	Actual/360	3.281%	74,369.33	0.00	0.00	N/A	06/11/31	--	27,200,000.00	27,200,000.00	07/11/24
6	325100006	RT	Phoenix	AZ	Actual/360	3.521%	74,317.70	45,440.22	0.00	N/A	12/06/30	--	25,328,382.86	25,282,942.64	07/01/24
7	325100007	IN	Various	CA	Actual/360	3.209%	51,886.92	0.00	0.00	N/A	06/06/31	--	19,400,000.00	19,400,000.00	07/06/24
7A	325100107	IN	Various	CA	Actual/360	3.209%	13,372.92	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	07/06/24
8	300572212	MU	Cleveland	OH	Actual/360	4.680%	90,270.83	35,207.49	0.00	N/A	07/01/31	--	23,146,366.30	23,111,158.81	07/01/24
9	28002410	MF	Bronx	NY	Actual/360	3.806%	73,582.67	0.00	0.00	N/A	07/06/31	--	23,200,000.00	23,200,000.00	07/06/24
10	300572224	MF	Minot	ND	Actual/360	4.340%	82,279.17	0.00	0.00	N/A	07/06/31	--	22,750,000.00	22,750,000.00	07/06/24
11	28002408	RT	Long Island City	NY	Actual/360	3.728%	63,065.33	0.00	0.00	N/A	07/06/31	--	20,300,000.00	20,300,000.00	07/06/24
12	325100012	RT	White Plains	NY	Actual/360	3.250%	54,166.67	0.00	0.00	N/A	02/01/30	--	20,000,000.00	20,000,000.00	07/01/24
13	310958192	RT	Council Bluffs	IA	Actual/360	3.358%	52,736.92	35,494.23	0.00	N/A	07/11/26	--	18,845,831.82	18,810,337.59	07/11/24
14	310958074	Various Various		Various	Actual/360	2.900%	48,333.33	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	07/11/24
15	307331235	MF	Torrance	CA	Actual/360	3.890%	58,350.00	0.00	0.00	N/A	04/06/31	--	18,000,000.00	18,000,000.00	07/06/24
16	300572221	SS	Murrieta	CA	Actual/360	4.880%	67,100.00	0.00	0.00	N/A	07/06/31	--	16,500,000.00	16,500,000.00	07/06/24
17	325100017	IN	Elmwood	LA	Actual/360	2.850%	35,625.00	0.00	0.00	N/A	07/06/31	--	15,000,000.00	15,000,000.00	07/06/24
18	307331231	OF	Herndon	VA	Actual/360	4.020%	31,620.29	16,236.61	0.00	N/A	04/06/31	--	9,438,892.86	9,422,656.25	07/06/24
18A	307331232	OF	Herndon	VA	Actual/360	4.020%	15,810.15	8,118.30	0.00	N/A	04/06/31	--	4,719,446.43	4,711,328.13	07/06/24
19	310957666	RT	Tucson	AZ	Actual/360	3.408%	37,485.20	24,664.29	0.00	N/A	07/11/31	--	13,199,014.42	13,174,350.13	07/11/24
20	307331242	MF	Hartford	CT	Actual/360	3.850%	34,089.59	17,479.32	0.00	N/A	07/06/31	--	10,625,326.83	10,607,847.51	07/06/24
21	300572225	98	New York	NY	Actual/360	3.450%	29,015.21	18,734.43	0.00	N/A	07/06/31	--	10,092,246.10	10,073,511.67	07/06/24
22	28002404	MF	Charlottesville	VA	Actual/360	3.650%	32,393.75	0.00	0.00	N/A	07/06/31	--	10,650,000.00	10,650,000.00	07/06/24
23	300572209	MF	New York	NY	Actual/360	4.500%	39,656.25	0.00	0.00	N/A	06/06/31	--	10,575,000.00	10,575,000.00	06/06/24
24	310957499	SS	Various	Various	Actual/360	3.177%	23,827.50	0.00	0.00	N/A	05/11/31	--	9,000,000.00	9,000,000.00	07/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	300572086	LO	La Place	LA	Actual/360	4.550%	32,030.60	13,838.85	0.00	N/A	03/06/30	--	8,447,631.72	8,433,792.87	07/06/24
26	410957939	SS	Gilbert	AZ	Actual/360	3.869%	26,567.13	0.00	0.00	N/A	06/11/31	--	8,240,000.00	8,240,000.00	07/11/24
27	300572208	SS	Gainesville	FL	Actual/360	4.580%	31,296.67	0.00	0.00	N/A	06/06/31	--	8,200,000.00	8,200,000.00	07/06/24
28	28102372	MF	New York	NY	Actual/360	3.900%	26,000.00	0.00	0.00	N/A	04/06/30	--	8,000,000.00	8,000,000.00	07/06/24
29	300572218	RT	Houston	TX	Actual/360	4.700%	31,333.33	0.00	0.00	N/A	07/06/31	--	8,000,000.00	8,000,000.00	07/06/24
30	310957680	LO	Lady Lake	FL	Actual/360	4.306%	25,599.84	11,541.95	0.00	N/A	07/11/26	--	7,134,185.35	7,122,643.40	07/11/24
31	325100031	OF	North Little Rock	AR	Actual/360	3.022%	18,281.89	0.00	0.00	07/06/31	06/06/32	--	7,260,000.00	7,260,000.00	07/06/24
32	307331237	LO	Hilton Head	SC	Actual/360	5.240%	29,568.58	9,428.44	0.00	N/A	06/06/31	--	6,771,431.19	6,762,002.75	07/06/24
33	300572219	MF	Bronx	NY	Actual/360	3.820%	21,436.57	0.00	0.00	N/A	07/06/31	--	6,734,000.00	6,734,000.00	07/06/24
34	300572171	RT	Tucson	AZ	Actual/360	4.980%	26,067.16	9,282.44	0.00	N/A	03/06/31	--	6,281,244.53	6,271,962.09	07/06/24
35	300572222	IN	Boonton	NJ	Actual/360	4.900%	25,382.93	9,114.31	0.00	N/A	07/06/31	--	6,216,227.60	6,207,113.29	09/06/22
36	324921001	MH	Fort Worth	TX	Actual/360	4.380%	21,332.99	9,391.19	0.00	N/A	06/06/31	--	5,844,654.71	5,835,263.52	07/06/24
37	307331241	98	Deland	FL	Actual/360	4.010%	20,217.08	0.00	0.00	N/A	06/06/31	--	6,050,000.00	6,050,000.00	07/06/24
38	300572206	MU	Bronx	NY	Actual/360	4.383%	21,915.00	0.00	0.00	N/A	06/06/31	--	6,000,000.00	6,000,000.00	07/06/24
39	300572190	SS	Bowling Green	KY	Actual/360	4.990%	24,574.39	7,598.25	0.00	N/A	05/06/31	02/06/31	5,909,673.47	5,902,075.22	07/06/24
40	300572191	MF	Augusta	GA	Actual/360	4.690%	22,516.95	3,098,674.80	0.00	N/A	05/06/31	--	5,761,267.73	0.00	07/06/24
41	28002386	LO	Cumming	GA	Actual/360	7.068%	30,515.21	13,130.40	0.00	N/A	05/06/31	--	5,180,850.03	5,167,719.63	07/06/24
42	410957759	SS	Missouri City	TX	Actual/360	3.313%	14,632.42	0.00	0.00	N/A	06/11/31	--	5,300,000.00	5,300,000.00	07/11/24
43	410957773	SS	Arlington	TX	Actual/360	3.308%	14,610.33	0.00	0.00	N/A	06/11/31	--	5,300,000.00	5,300,000.00	07/11/24
44	307331233	RT	Newport News	VA	Actual/360	4.660%	19,843.83	0.00	0.00	N/A	04/06/31	--	5,110,000.00	5,110,000.00	07/06/24
45	307331240	RT	San Tan Valley	AZ	Actual/360	3.970%	15,714.58	0.00	0.00	N/A	06/06/31	--	4,750,000.00	4,750,000.00	07/06/24
46	300572188	MF	Wichita	KS	Actual/360	3.880%	15,135.58	13,314.50	6,414.98	N/A	05/06/31	--	4,687,500.00	4,674,185.50	07/06/24
47	300572193	RT	Goodyear	AZ	Actual/360	3.720%	14,260.00	0.00	0.00	N/A	05/06/31	--	4,600,000.00	4,600,000.00	07/06/24
48	28002340	RT	Chicago	IL	Actual/360	4.634%	17,377.50	0.00	0.00	N/A	01/06/30	--	4,500,000.00	4,500,000.00	07/06/24
49	300572196	RT	Harlingen	TX	Actual/360	4.240%	12,932.00	0.00	0.00	N/A	05/06/31	--	3,660,000.00	3,660,000.00	07/06/24
50	300572223	MF	Jacksonville	FL	Actual/360	4.430%	12,304.81	5,283.90	0.00	N/A	07/06/31	--	3,333,130.94	3,327,847.04	07/06/24
52	307331236	IN	Greensboro	NC	Actual/360	4.430%	11,945.53	6,103.84	0.00	N/A	05/06/31	--	3,235,808.67	3,229,704.83	07/06/24
53	300572199	RT	Cambridge	MN	Actual/360	4.150%	11,585.42	0.00	0.00	N/A	05/06/31	--	3,350,000.00	3,350,000.00	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	307331239	MF	Anderson	IN	Actual/360	4.740%	12,369.85	6,709.82	0.00	N/A	06/06/31	--	3,131,606.89	3,124,897.07	07/06/24
55	300572187	MF	Warsaw	NC	Actual/360	4.150%	11,138.77	8,689.99	4,166.28	N/A	05/06/31	--	3,225,000.00	3,216,310.01	07/06/24
56	300572215	MH	Various	NC	Actual/360	4.710%	12,265.62	0.00	0.00	N/A	07/06/31	--	3,125,000.00	3,125,000.00	07/06/24
57	300572214	OF	Plymouth Meeting	PA	Actual/360	4.420%	8,754.48	3,794.10	0.00	N/A	06/06/31	--	2,376,781.26	2,372,987.16	07/06/24
58	307331238	RT	Tampa	FL	Actual/360	4.360%	7,720.83	0.00	0.00	N/A	05/06/31	--	2,125,000.00	2,125,000.00	07/06/24
59	300572204	RT	Mars Hill	NC	Actual/360	4.080%	7,140.00	0.00	0.00	N/A	05/06/31	--	2,100,000.00	2,100,000.00	07/06/24
60	325100060	IN	Elmwood	LA	Actual/360	2.850%	4,750.00	0.00	0.00	N/A	07/06/31	--	2,000,000.00	2,000,000.00	07/06/24
61	28002409	RT	Saginaw	MI	Actual/360	4.390%	3,098.82	0.00	0.00	07/06/31	06/06/35	--	847,058.00	847,058.00	07/06/24
Totals							2,305,756.41	3,427,271.67	10,581.26				735,758,559.71	729,668,695.11
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,816,164.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	102,450,910.00	26,025,802.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,988,119.53	1,216,724.22	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,022,858.79	974,858.54	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,675,422.85	788,385.04	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,917,548.16	875,158.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,470,471.82	876,265.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,045,139.84	473,023.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,606,907.09	377,283.82	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,078,668.64	504,028.38	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	17,877.11	0.00
11	1,167,925.66	1,217,427.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	3,011.54	0.00
12	22,446,167.00	6,624,584.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,134,375.03	1,001,095.61	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,321,599.83	624,208.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,327,159.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,637,614.16	423,298.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	1,455.42	0.00
17	2,137,124.98	536,653.36	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,159,195.00	726,415.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,608,161.21	453,032.36	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,123,052.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,122,313.92	280,578.48	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	977,569.56	280,872.24	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	647,341.56	0.00	--	--	--	0.00	0.00	39,612.19	39,612.19	0.00	0.00
24	1,157,222.80	292,053.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	739,057.83	902,123.20	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,335,272.86	342,803.96	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	917,240.39	194,254.85	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,514,083.61	348,414.30	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	932,536.28	232,867.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,493,369.58	1,595,307.65	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	856,823.31	216,326.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,331,777.29	1,166,981.88	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	525,795.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	598,984.12	139,316.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	09/11/23	0.00	39,083.60	34,406.07	738,487.76	149,128.88	0.00
36	556,397.22	175,417.22	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	456,489.76	114,217.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	483,774.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	463,125.26	270,193.12	01/01/22	09/30/22	--	0.00	99,115.08	0.00	0.00	0.00	0.00
41	1,735,769.51	1,733,853.83	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	722,114.47	198,948.84	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	705,564.89	171,641.30	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	448,840.00	224,420.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	356,275.00	89,068.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	504.55	0.00
46	575,258.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	749,830.81	182,447.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	390,653.92	199,359.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	521,258.61	98,996.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	344,990.09	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	335,796.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	280,919.19	70,229.80	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	429,639.12	132,614.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	313,890.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	410,147.89	129,120.85	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	358,623.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	206,837.00	51,306.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	180,000.00	45,000.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	421,748.53	110,883.92	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	84,153.32	21,038.33	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	201,471,082.71	54,073,891.06				0.00	138,198.68	74,018.26	778,099.95	171,977.50	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
40	300572191	3,090,368.55	Disposition	0.00	0.00
Totals		3,090,368.55		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	1	6,207,113.29	1	6,207,113.29	0	0.00	0	0.00	0	0.00	1	3,090,368.55	3.753155%	3.731830%	78
06/17/24	0	0.00	0	0.00	2	11,977,495.33	1	6,216,227.60	0	0.00	0	0.00	0	0.00	0	0.00	3.760676%	3.737421%	79
05/17/24	0	0.00	0	0.00	2	11,987,423.97	1	6,218,630.95	0	0.00	0	0.00	0	0.00	0	0.00	3.760834%	3.737578%	80
04/17/24	0	0.00	0	0.00	2	11,767,050.49	1	5,990,012.86	0	0.00	0	0.00	0	0.00	0	0.00	3.760650%	3.737469%	81
03/15/24	0	0.00	0	0.00	2	11,547,041.52	1	5,762,542.03	0	0.00	0	0.00	0	0.00	0	0.00	3.760451%	3.737345%	82
02/16/24	0	0.00	0	0.00	2	11,331,957.47	1	5,538,522.70	0	0.00	0	0.00	0	0.00	0	0.00	3.760288%	3.737256%	83
01/18/24	0	0.00	0	0.00	2	11,586,094.80	1	5,785,264.13	0	0.00	0	0.00	0	0.00	0	0.00	3.760821%	3.737707%	84
12/15/23	0	0.00	0	0.00	2	11,839,165.64	1	6,030,968.82	0	0.00	0	0.00	0	0.00	0	0.00	3.761351%	3.738155%	85
11/17/23	0	0.00	0	0.00	2	12,092,779.87	1	6,276,491.84	0	0.00	0	0.00	0	0.00	0	0.00	3.761895%	3.738617%	86
10/17/23	1	10,575,000.00	0	0.00	2	12,108,064.11	1	6,284,472.10	0	0.00	0	0.00	0	0.00	0	0.00	3.762055%	3.738774%	87
09/15/23	1	10,575,000.00	1	5,831,623.28	1	6,293,271.81	1	6,293,271.81	0	0.00	0	0.00	0	0.00	0	0.00	3.762232%	3.738947%	88
08/17/23	1	10,575,000.00	0	0.00	2	12,140,047.13	1	6,301,181.56	0	0.00	0	0.00	0	0.00	0	0.00	3.762390%	3.739102%	89
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	300572209	06/06/24	0	B	39,612.19	39,612.19	0.00	10,575,000.00
35	300572222	09/06/22	21	6	34,406.07	738,487.76	203,112.97	6,391,936.29	12/28/22	2		03/10/23
Totals					74,018.26	778,099.95	203,112.97	16,966,936.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		45,932,981	45,932,981	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		683,735,714	677,528,601	0		6,207,113

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	729,668,695	723,461,582	0	0	0	6,207,113
Jun-24	735,758,560	723,781,064	0	0	5,761,268	6,216,228
May-24	736,044,966	724,057,542	0	0	5,768,793	6,218,631
Apr-24	736,120,091	724,353,041	0	0	5,777,038	5,990,013
Mar-24	736,174,522	724,627,480	0	0	5,784,499	5,762,542
Feb-24	736,273,047	724,941,090	0	0	5,793,435	5,538,523
Jan-24	736,799,527	725,213,433	0	0	5,800,831	5,785,264
Dec-23	737,323,973	725,484,807	0	0	5,808,197	6,030,969
Nov-23	737,868,166	725,775,386	0	0	5,816,288	6,276,492
Oct-23	738,152,824	715,469,760	10,575,000	0	5,823,592	6,284,472
Sep-23	738,458,305	715,758,410	10,575,000	5,831,623	0	6,293,272
Aug-23	738,740,846	716,025,799	10,575,000	0	5,838,866	6,301,182
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
35	300572222	6,207,113.29	6,391,936.29	11,000,000.00	02/27/23	700,000.00	1.69000	--	07/06/31	323
40	300572191	0.00	-	5,050,000.00	02/08/23	259,693.12	1.11560	09/30/22	05/06/31	323
Totals		6,207,113.29	6,391,936.29	16,050,000.00		959,693.12

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
35	300572222	IN	NJ	12/28/22	2

Loan transferred to new special servicer effective 4/27/23; SS transfer date 12/28/22 due to payment default. Current financial reporting has been requested but not received. Interest paid to 10/6/22. Collateral consists of a 55k SF industrial warehouse in Boonton, NJ. Foreclosure complaint filed 3/10/23 to which Borrower did not respond. Receiver appointed late November 2023 and has assumed control of the asset (including collection of rents). Special Servicer to continue pursuing rights and remedies.

40	300572191	MF	GA	10/07/22	8

Loan transferred to special servicing due to payment default effective 10/7/22. Loan is paid to 8/6/22. The collateral property was impacted by various issues (casualty loss related) which took many units offline. A Receiver was appointed, and the asset marketed for sale via auction platform and closed in mid-June 2024. Awaiting court approval of the sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	300572191 07/17/24	5,761,267.73	5,050,000.00	3,921,010.70	822,335.90	3,921,010.70	3,098,674.80	2,662,592.93	0.00	0.00	2,662,592.93	44.74%
Current Period Totals		5,761,267.73	5,050,000.00	3,921,010.70	822,335.90	3,921,010.70	3,098,674.80	2,662,592.93	0.00	0.00	2,662,592.93
Cumulative Totals		5,761,267.73	5,050,000.00	3,921,010.70	822,335.90	3,921,010.70	3,098,674.80	2,662,592.93	0.00	0.00	2,662,592.93

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
40	300572191	07/17/24	0.00	0.00	2,662,592.93	0.00	0.00	2,662,592.93	0.00	0.00	2,662,592.93
Current Period Totals			0.00	0.00	2,662,592.93	0.00	0.00	2,662,592.93	0.00		2,662,592.93
Cumulative Totals			0.00	0.00	2,662,592.93	0.00	0.00	2,662,592.93	0.00	0.00	2,662,592.93

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	66.72	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	(72,216.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	20.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	45.01	0.00	0.00	0.00
55	14.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	35.02	0.00	(68,716.67)	0.00	0.00	0.00	0.00	0.00	111.73	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(68,569.92)

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Supplemental Notes
None

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